Redeemable Convertible Preferred Stock - Conversion and Redemption (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Redeemable Convertible Preferred Stock
Conversion rate	1
Threshold amount on issuance of common stock for automatic conversion of preferred stock	$ 50,000,000
Percentage of holders of Preferred Stock voting required for automatic conversion of preferred stock	65.00%
Beneficial conversion	$ 0